Nature of Business and Organization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2022	Jan. 28, 2021	May 08, 2019
Nature of Business and Organization [Line Items]
Oriental culture WFOE receive percentage	100.00%
Equity interest (in Dollars)			$ 10
Jiangsu Yanggu [Member]
Nature of Business and Organization [Line Items]
Equity interests				100.00%
Jiangsu Yanggu [Member]
Nature of Business and Organization [Line Items]
Voting ownership interest		11.875%
Net income percentage	100.00%
Obligation income percentage	100.00%
May 7, 2039 [Member]
Nature of Business and Organization [Line Items]
Agreement term	20 years
Financial Supporting Agreements [Member]
Nature of Business and Organization [Line Items]
Obligation income percentage	100.00%
Financial Supporting Agreements [Member] | May 7, 2039 [Member]
Nature of Business and Organization [Line Items]
Agreement term	20 years
Business Combination [Member] | Jiangsu Yanggu [Member]
Nature of Business and Organization [Line Items]
Voting ownership interest				50.00%